Warrants to Purchase Common Stock (Details) - Schedule of Warrants to Purchase Common Stock	Jun. 30, 2023 $ / shares shares
Schedule of Warrants to Purchase Common Stock [Abstract]
Number of Shares	445,653
Exercise Price 2.00 [Member]
Schedule of Warrants to Purchase Common Stock [Abstract]
Number of Shares	360,000
Exercise Price (in Dollars per share) | $ / shares	$ 2
Expiration Date	Jun. 28, 2026
Exercise Price 3.00 [Member]
Schedule of Warrants to Purchase Common Stock [Abstract]
Number of Shares	29,067
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Dec. 22, 2027
Exercise Price 3.00 [Member]
Schedule of Warrants to Purchase Common Stock [Abstract]
Number of Shares	4,933
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Jan. 10, 2028
Exercise Price 3.00 [Member]
Schedule of Warrants to Purchase Common Stock [Abstract]
Number of Shares	6,720
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Mar. 31, 2028
Exercise Price 3.00 Four [Member]
Schedule of Warrants to Purchase Common Stock [Abstract]
Number of Shares	44,933
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	May 10, 2028